EQUITY ANALYSTS INC.
                                   REGISTERED INVESTMENT ADVISORS
                                   ------------------------------


                                   ANALYSTS
                                   INVESTMENT
                                   TRUST

                                   SEMI-ANNUAL REPORT
                                   August 1, 1997
                                   through
                                   January 31, 1998
                                   --------------------------------

                                   ANALYSTS STOCK FUND
                                   ANALYSTS FIXED INCOME FUND
                                   --------------------------------

------------------------------
EQUITY ANALYSTS INC.
Registered Investment Advisors

9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242
(513) 984-3377
(FAX) 984-2411

                              EQUITY ANALYSTS INC.
                         REGISTERED INVESTMENT ADVISORS



                           ANALYSTS INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                JANUARY 31, 1998


                              ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND

                           ANALYSTS INVESTMENT TRUST
                               SEMI-ANNUAL REPORT
                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND


                                    CONTENTS
                                    --------

                                                                            PAGE
                                                                            ----

Message from the Fund President/Portfolio Manager                              2

Performance Summary                                                            3

Analysts Stock Fund Schedule of Investments in Securities                      5

Analysts Fixed Income Fund Schedule of Investments in Securities               9

Statement of Assets and Liabilities                                           12

Statement of Operations                                                       13

Statement of Changes in Net Assets                                            14

Financial Highlights                                                          15

Notes to Financial Statements                                                 16

Trustees and Officers                                                         20

            MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER
           ---------------------------------------------------

ANALYSTS STOCK FUND
-------------------

This report covers the period August 1, 1997 through January 31, 1998. The total return of the Stock Fund from August 1, 1997 through January 31, 1998 was (0.48%). This compares to a (2.66%) rate of return for the Dow Jones World-Global Index (DJWG). Since inception of the Analysts Stock Fund (August 25, 1993), the average annual total return of the Analysts Stock Fund is 14.44% verses 10.04% for the DJWG.

The annual total return of the Analysts Stock Fund is higher than the DJWG for several reasons. The Analysts Stock Fund has a slightly larger percentage of U.S stocks than the DJWG and during this period the U.S. stock markets outperformed the international markets. The Analysts Stock Fund has a lower allocation to Japanese and Southeast Asian stocks, which during this period underperformed most of the world stock markets. The Analysts Stock Fund has also allocated more of its portfolio to sectors such as telecommunications, which have outperformed other sectors that are more heavily weighted in the DJWG. The strategy of the Analysts Stock Fund is to diversify between Large Capitalization, Small Capitalization, International, Real Estate Investment Trusts and Natural Resources Stocks. Research indicates that an allocation between these broad groups has provided the lowest possible volatility for a portfolio of stocks while still keeping stock market performance.

Interest rates and the growth of the world economy will be major factors in the performance of the stock markets. U.S. interest rates declined during the second half of 1997 helping U.S. equity markets. The main factor in causing this was the Southeast Asian economic situation. The countries of Thailand, Indonesia, Malaysia, and the Philippines experienced deteriorating economies, currency devaluations, and declining stock markets. This kept import prices low to the U.S. and the currency strong. The U.S. stock markets have had an unprecedented six straight positive performance years. This has been fueled by a growing economy with low inflation and increasing productivity. 1998 should see the U.S. stock markets consolidate as corporate profits catch up to stock prices and interest rates level off.

ANALYSTS FIXED INCOME FUND
--------------------------

The total return of the Fixed Income Fund for the period August 1, 1997 through January 31, 1998 was 4.88%. This compares to a 4.27% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Analysts Fixed Income Fund (August 25, 1993), the average annual return of the Analysts Fixed Income Fund was 5.37% verses 5.79% for the Lehman Intermediate T-Bond Index.

The Analysts Fixed Income Fund is diversified between Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trust. The Fund's strategy is to remain broadly diversified to reduce our exposure in any one area and reduce our volatility. The deteriorating economic situation in Southeast Asia has lowered the growth rate of the U.S. by .5% to 1.5%. This caused the Fed not to increase interest rates during the second half of 1997. As a result, U.S. 30 year treasury interest rates declined to 5.8%. The declining interest rates helped the performance of the U.S. fixed income markets. The Analysts Fixed Income Fund has outperformed the LITB over the last six months due to our diversification and allocation to international and real estate investment trust sectors. The most appropriate average maturity for our bond portfolio is approximately 10 years. If the average maturity is too long then the volatility will be too high for the outlook on interest rate movements. If the average maturity is too low, then the yield on our portfolio will be too low.

Last year there was concern that the Fed would raise short-term interest rates to combat a possible increase in the rate of future inflation. These fears are now gone and there is speculation that the Fed may lower short term rates due to the effect of the Southeast Asian situation. The balanced federal budget will also work to keep interest rates low as the supply of Treasury Bonds decreases. Increasing productivity has kept prices low while wages and profits have risen. These factors have balanced the growth and low unemployment to keep prices stable. If the government can continue fiscal discipline and reduce the national debt, interest rates should stay low for 1998.


Lee Manzler
President and Portfolio Manager
February 19, 1998

                              ANALYSTS STOCK FUND
                          GROWTH OF $10,000 INVESTMENT
                       COMPARED TO DOW JONES WORLD INDEX
                           FROM 08/24/93 THRU 01/31/98

                            ANALYSTS INVESTMENT FUND
                                       TO
                             DOW JONES WORLD INDEX

                                                     AIT         DJ
                                                    STOCK      STOCK
                                                               WORLD

            AVERAGE ANNUAL TOTAL RETURN             100.00     100.00
            FOR THE PERIOD ENDING 1/31/98           106.49     102.10
            SINCE INCEPTION: 14.44%                 107.96      99.78
                                                    111.89     101.99
                                                    108.20      95.59
                                                    113.44      99.81
            TOTAL RETURN FOR THE PERIOD             118.34     106.58
            8/1/97 THROUGH 1/31/98: -0.48%          115.73     104.91
                                                    109.70     100.44
                                                    110.22     103.19
                                                    109.59     103.18
                                                    106.01     102.98
                                                    109.90     104.68
                                                    113.52     106.94
                                                    112.67     105.04
                                                    113.69     107.11
                                                    109.43     101.84
                                                    109.81     102.39
                                                    109.70     100.12
                                                    111.60     101.18
                                                    114.48     105.77
                                                    117.05     109.33
                                                    120.23     110.14
                                                    122.12     109.81
                                                    126.40     114.85
                                                    126.47     112.70
                                                    128.86     114.99
                                                    125.20     113.26
                                                    128.96     116.69
                                                    131.58     119.93
                                                    133.62     122.15
                                                    134.72     122.40
                                                    135.72     124.02
                                                    138.63     127.03
                                                    140.24     126.85
                                                    139.80     126.99
                                                    135.05     121.85
                                                    137.81     123.18
                                                    141.33     127.98
                                                    142.78     128.15
                                                    150.62     134.97
                                                    150.73     132.61
                                                    155.80     133.58
                                                    158.45     134.99
                                                    156.24     131.84
                                                    159.74     135.42
                                                    167.99     144.02
                                                    173.25     150.55
                                                    182.95     157.42
                                                    175.60     147.88
                                                    184.43     155.63
                                                    174.61     146.39
                                                    176.36     148.44
                                                    179.94     149.74
                                                    181.73     152.76
                                       2

                           ANALYSTS FIXED INCOME FUND
                          GROWTH OF $10,000 INVESTMENT
                  COMPARED TO LEHMAN INTERMEDIATE T-BOND INDEX
                           FROM 08/24/93 THRU 01/31/98

                            ANALYSTS INVESTMENT FUND
                                       TO
                        LEHMAN INTERMEDIATE T-BOND INDEX

                                                     AIT         T-
                                                    STOCK       BOND


            AVERAGE ANNUAL TOTAL RETURN             100.00     100.00
            FOR THE PERIOD ENDING 1/31/98            98.85     100.34
            SINCE INCEPTION: 5.37%                   98.51     100.77
                                                     98.50     100.91
                                                     96.91     100.41
                                                     96.98     100.85
            TOTAL RETURN FOR THE PERIOD              99.12     101.85
            8/1/97 THROUGH 1/31/98: 4.88%            97.87     100.53
                                                     94.54      99.11
                                                     94.49      98.44
                                                     94.32      98.54
                                                     92.59      98.59
                                                     94.23      99.83
                                                     93.98     100.11
                                                     92.25      99.26
                                                     90.82      99.33
                                                     90.13      98.85
                                                     90.81      98.81
                                                     92.93     100.47
                                                     95.46     102.43
                                                     95.74     102.95
                                                     97.08     104.15
                                                    101.38     107.09
                                                    101.67     107.81
                                                    101.40     107.82
                                                    102.41     108.67
                                                    103.47     109.38
                                                    104.46     110.61
                                                    105.66     111.97
                                                    107.27     113.12
                                                    108.57     114.11
                                                    106.71     112.80
                                                    106.33     112.27
                                                    105.72     111.92
                                                    106.00     111.88
                                                    106.88     113.07
                                                    107.32     113.42
                                                    107.58     113.46
                                                    109.16     114.92
                                                    111.29     116.79
                                                    113.68     118.21
                                                    113.88     117.61
                                                    113.89     117.99
                                                    114.85     118.13
                                                    112.90     117.48
                                                    114.03     118.79
                                                    115.38     119.70
                                                    116.89     120.73
                                                    120.25     122.99
                                                    118.94     122.49
                                                    121.47     123.85
                                                    121.37     125.31
                                                    122.75     125.57
                                                    124.35     126.62
                                                    126.15     128.30
                                       3

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1998

COMMON STOCK: 89.2%

Large Capitalization U.S. Stocks: 35.3%

SHARES                                                              MARKET VALUE
------                                                              ------------

1,000         Abbott Laboratories                                       $ 70,813
3,000         Advanced Micro Devices*                                     60,188
  556         Allstate Corporation                                        49,206
3,000         Alza Corporation*                                          106,875
1,030         Ameren Corporation                                          37,724
1,100         Ameritech Corporation                                       47,231
1,100         Banc One Corporation                                        61,463
1,510         Bell Atlantic Corporation                                  139,769
  826         Bell South Corporation                                      50,025
  800         Briggs & Stratton Corporation                               35,250
  660         Chevron Corporation                                         49,376
  814         Chrysler Corporation                                        28,337
  584         Cincinnati Financial Corporation                            74,460
  850         Cinergy Corporation                                         29,325
2,500         Compaq Computer Corporation*                                75,156
1,500         Computer Associates Intl.                                   79,781
1,100         Du Pont EI De Nemours                                       62,288
  450         Eastman Kodak Company                                       29,363
1,000         Entergy                                                     28,625
  800         Exxon Corporation                                           47,450
1,500         First Data Corporation                                      45,938
2,100         First Energy                                                60,900
  998         Ford Motor Corporation                                      50,898
1,100         General Electric Corporation                                85,250
  800         Intel Corporation                                           64,800
  600         J.P. Morgan                                                 60,713
1,500         Micron Technology                                           51,938
1,000         Microsoft*                                                 149,187
1,000         National Fuel Gas                                           46,000
  900         PNC Bank                                                    46,406
 1500         Potomac Electric Power                                      37,312
1,400         Procter & Gamble Company                                   109,725
  950         RJR Nabisco Holdings                                        29,925
3,000         S&P 500 Depository Trust                                   294,938

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1998

Large Capitalization U.S. Stocks: (continued)

SHARES                                                              MARKET VALUE
------                                                              ------------

  600       Sears, Roebuck & Company                                      27,637
2,100       Star Banc Corporation                                     $  115,631
  810       Texaco, Inc.                                                  42,171
 2000       Western Digital Corporation*                                  37,375
                                                                      ----------
            Total (Cost:$1,692,094)                                   $2,519,447

Small/Medium Capitalization U.S. Stocks: 16.9%

2,200       Airborne Freight Corporation                                 156,475
  700       Ameron, Inc.                                                  41,169
1,250       Aquarion Company                                              43,359
1,000       Arvin Industries                                              34,500
1,000       BJ's Wholesale Club*                                          30,000
1,500       Connecticut Energy                                            40,781
  950       Essex County Gas                                              42,869
3,000       Fansteel, Inc.                                                24,000
3,000       Gibson Greetings, Inc.*                                       65,250
4,000       Handleman Company                                             24,500
4,000       Homebase Inc.*                                                27,000
1,900       Marsh Supermarkets Inc. Class B                               29,212
3,250       Nash Finch Company                                            63,375
2,600       Provident Life & Accident Class B                             94,575
4,750       S&P 400 Deposit Receipts                                     299,992
1,400       Sea Containers Ltd Class A                                    40,863
2,750       Sport Supply Group, Inc.                                      20,281
1,500       Standard Motor Products                                       24,844
3,375       Wynns International                                           76,992
1,200       Yellow Corporation                                            31,350
                                                                      ----------
            Total (Cost:$807,978)                                     $1,211,388

Foreign Stocks: 30.6%

  600       Akzo NV ADR                                               $   54,375
2,600       Alcatel Alsthom                                               67,763
2,000       Anangel-American Shipholding ADR                              16,125
2,454       BAT Industries PLC ADR                                        45,092

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1998

Foreign Stocks: (continued)

SHARES                                                              MARKET VALUE
------                                                              ------------

2,112         BG PLC ADR*                                                 54,496
3,225         Brazil Fund, Inc.                                           65,508
1,300         British Steel ADR                                           29,006
3,000         BT Shipping LTD. ADR*                                       14,250
  900         Buenos Aires Embotella ADR                                   1,238
1,550         Cadbury Schwepps PLC ADR                                    72,850
  349         Cifra S A De C V ADR                                         6,452
2,000         Compania Cervecerias Unida ADR                              48,000
1,250         CRH PLC ADR                                                 75,000
8,600         Emerging Germany Fund                                      104,275
1,600         Ericsson L M Tel. Company ADR                               61,800
4,850         Europe Fund, Inc.                                           80,934
9,550         First Australia Fund, Inc.                                  74,012
5,750         First Philippine Fund                                       45,641
1,700         Hong Kong Telecommunications ADR                            37,400
  350         Ito Yakado LTD ADR                                          74,222
2,866         Japan Equity Fund, Inc.                                     22,749
2,400         KLM Royal Dutch Airlines ADR                                83,400
3,150         Koninklijke Ahold N V ADR                                   87,413
2,600         Makita Corporation                                          27,950
  300         Matsushita Electric                                         46,181
  800         NEC Corp. ADR                                               46,500
3,400         Philippine Long Distance Tel. ADR                           89,250
1,200         Polygram N V ADR                                            53,175
1,200         Royal Dutch                                                 61,500
2,500         San Miguel Corp.                                            30,481
1,900         SKF AB ADR                                                  37,050
  800         Sony Corp. ADR                                              75,100
  900         TDK Corp. ADR                                               70,088
2,200         Tele Danmark                                                72,050
  800         Telecom Corp. New Zealand ADR                               29,000
  900         Telefonos De Mexico ADR                                     44,325
5,100         Templeton World China Fund                                  40,800
1,200         Tokio Marine & Fire Insurance ADR                           66,600
1,350         United Newspapers Pub. ADR                                $ 31,725
1,100         Vodafone Group PLC ADR                                      82,775

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1998

Foreign Stocks: (continued)

SHARES                                                              MARKET VALUE
------                                                              ------------

1,400     WPP Group PLC                                                   60,900
                                                                      ----------

          Total (Cost:$1,923,620)                                     $2,189,450

Real Estate Stocks: 5.4%

1,450     American Health Properties                                      40,600
1,500     Carramerica Realty Corporation                                  43,969
2,800     Commercial Net                                                  48,825
2,000     Dynex Capital                                                   26,500
1,500     First Industrial Realty                                         53,812
2,100     Health & Retirement Properties Trust                            42,263
1,500     New Plan Realty Trust                                           37,875
1,186     Omega Healthcare Investors                                      47,292
1,250     Simon Debartolo Group Inc.                                      41,484
                                                                      ----------
          Total (Cost: $292,131)                                      $  382,620

Mining/Precious Metals Stocks: 1.0%

1300      Barrick Gold Resources                                          25,188
 900      Asarco                                                          20,025
1500      Pegasus Gold*                                                      150
 400      Phelps Dodge Corporation                                        26,350
                                                                      ----------
          Total (Cost: $96,455)                                       $   71,713
                                                                      ----------

          Total Common Stock (Cost: $4,812,276)                       $6,374,617

REPURCHASE AGREEMENTS: 9.6%

FACE
----
688,000    4.7% Star Bank Repurchase Agreement, issued January 28, 1998 due February 4, 1998, collateralized by $1,130,000
               GNMA Pool # 8359, 6.5%; due January 20, 2024.          $  688,000
                                                                      ----------

TOTAL INVESTMENT AT MARKET VALUE (COST: $5,500,276) 98.8%             $7,062,617
ALL OTHER ASSETS LESS LIABILITIES  1.2%                                   84,466
                                                                      ----------
NET ASSETS 100%                                                       $7,147,083
                                                                      ==========

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1998

COMMON STOCK: 30.9%

Real Estate Investment Trusts: 12.8%

SHARES                                                              MARKET VALUE
------                                                              ------------

 2,050       American Health Properties                               $   57,400
 4,000       Berkshire Realty, Inc.                                       47,250
 1,400       Carramerica Realty Corporation                               41,038
 3,580       Commercial Net Lease                                         62,426
 4,200       Dynex Capital                                                55,650
 1,700       First Industrial Realty                                      60,987
 2,350       Health & Retirement Properties Trust                         47,294
 1,500       Hospitality Properties Trust                                 51,281
 2,600       Kranzco Realty                                               50,050
 1,489       Omega Healthcare Investors                                   59,374
 1,650       Simon Debartolo Group Inc.                                   54,759
                                                                      ----------

             Total (Cost $472,887)                                    $  587,510

Closed End Mutual Funds: 18.1%

10,000       Dreyfus Strategic Govt. Income                           $   96,875
 8,700       Duff & Phelps Bond Income Fund                              129,413
10,900       Kleinwort Benson Australian Income Fund                      87,200
13,800       Putnam Premier Income Fund                                  119,025
 6,294       Scudder Global High Income Fund                              89,690
 9,200       Templeton Emerging Markets Income Fund                      116,150
13,000       Templeton Global Government Fund                             96,688
13,000       Templeton Global Income Fund                                 99,937
                                                                      ----------

             Total (Cost: $ 847,922)                                  $  834,977

             Total Common $1,320,809)                                 $1,422,487

PREFERRED STOCKS 4.6%

 2,000       Carolina Power & Light Company                               53,625
 2,000       Consolidated Edison                                          52,500
 2,000       Travelers Trust                                              52,625

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1998

PREFERRED STOCKS: (CONTINUED)

SHARES                                                              MARKET VALUE
------                                                              ------------

  2,000    Unum Corp. MIDS                                                52,750
                                                                        --------

           Total Preferred Stock (Cost: $200,000)                       $211,500

CORPORATE BONDS: 25.9%

FACE                                                                MARKET VALUE
----                                                                ------------

  3,000    AMR Corp. 8.1%, 11/1/98                                         3,049
 30,000    Merrill Lynch 7.75%, 3/1/99                                    30,608
  4,000    RJR Nabisco Inc. 8.3%, 4/15/99                                  4,084
 35,000    Texaco Capital Corp. 9.0%, 12/15/99                            37,043
 50,000    DuPont E I De Nemours & Company 9.15%, 4/15/00                 53,541
 46,000    Household Financial 9.625%, 7/15/00                            49,755
  4,000    American Telephone & Telegraph 6.0%, 8/1/00                     4,005
  5,000    First Chicago Corp. 11.25%, 2/20/01                             5,743
  5,000    Bankamerica Corp. 8.375%, 3/15/02                               5,426
100,000    Kentucky Power 6.65%, 5/1/03                                  103,795
 10,000    General Motors Corp. 8.875%, 5/15/03                           11,251
 10,000    Consolidated Natural Gas Company 5.75%, 8/1/03                  9,956
 50,000    New York Telephone Company 5.625%, 11/1/03                     49,195
 50,000    American Telephone & Telegraph Company 6.75%, 4/1/04           52,125
 50,000    Nationsbank Corp. 7.75%, 8/15/04                               54,449
 10,000    Southwestern Bell 5.75%, 9/1/04                                 9,799
 50,000    Pacific Bell Telephone Company 6.25%, 3/1/05                   50,563
 50,000    U.S. West Communications 6.125%, 11/15/05                      49,899
150,000    Loews Corporation 6.75%, 12/5/06                              153,907
 30,000    Chemical Banking Corp. 7.5%, 5/15/10                           31,140
 40,000    GE Capital Corp Step-Up 7.0%, 10/18/10                         40,162
 50,000    Coca-Cola Enterprises 7.0%, 12/01/10                           50,038
 50,000    Citicorp 7.0%, 12/15/10                                        49,923
 50,000    J.P. Morgan 6.610%, 12/15/10                                   50,950
 50,000    GE Capital Corp. Step-Up 7.0%, 3/18/11                         50,126
 10,000    Caterpillar Inc. Del. 9.375, 8/15/11                           12,829
 50,000    Aetna Life & Cas Company 6.750%, 9/15/13                       48,937
 10,000    International Business Machines 8.375%, 11/1/19                11,900
                                                                      ----------

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1998

CORPORATE BONDS: (CONTINUED)

FACE                                                                MARKET VALUE
----                                                                ------------

            Total Corporate Bonds (Cost: $1,045,326)                  $1,084,197

U.S. GOVERNMENT OBLIGATIONS: 25.7%

   50,000   Tennessee Valley Authority 6.875%, 1/15/02                $   50,868
   50,000   FNMA 6.320%, 7/28/03                                          49,918
   20,000   FNMA 6.420%, 2/25/04                                          19,981
1,000,000   United States Treasury Notes 6.5%, 10/15/06                1,063,125
                                                                      ----------
            Total U.S. Government Obligations (Cost: $1,118,703)      $1,183,892

MORTGAGE BACKED OBLIGATIONS: 3.7%

    3,123   Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18         $   3,284
    1,227   Collaterized Mortgage Securities 1991-3I, 8.55%, 8/20/20       1,232
   12,000   FHLMC REMIC 1991 Trust 1177 Class I, 6.95%, 1/15/21           12,174
   15,000   FNMA REMIC Series 93-1601, 6.5%, 7/25/22                      14,520
   12,000   FNMA REMIC 1992 Trust G-53 Class J, 7.0%, 9/25/22             12,246
   18,000   FHLMC 1993 Trust 1462 Class D, 7.5%, 11/15/22                 18,260
   12,000   FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23                    11,879
   20,000   FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23             17,491
   20,000   FHLMC REMIC 1993 Trust 1497 Class Q, 7.0%, 4/15/23            20,014
   20,000   FHLMC REMIC 1993 Trust 1602 Class BB 6.1%, 4/15/23            19,624
   12,000   FHLMC REMIC 1993 Trust 1503 Class H, 7.0%, 5/15/23            11,789
   12,000   FNMA REMIC 1993 Trust 50 Class L, 7.0%, 5/25/23               12,137
    4,000   FHLMC REMIC 1993 Trust G13 Class D, 6.75%, 6/25/23             4,026
   12,000   Ray Ellison Mac Series 92-H Class I, 7.1%, 12/31/23           12,000
                                                                      ----------
            Total Mortgage Backed (Cost: $174,287)                    $  170,673

REPURCHASE AGREEMENTS: 9.4%
  434,000   4.7% Star Bank Repurchase Agreement, issued January 28, 1997, due February 4, 1997, collateralized by $1,130,000
              GNMA Pool # 8359, 6.5%; due January 20, 2024.           $  434,000
                                                                      ----------

TOTAL INVESTMENT AT MARKET VALUE (COST: $4,293,126) 97.9%             $4,506,749
ALL OTHER AS 2.1%                                                         98,413
                                                                      ----------
NET ASSETS 100%                                                       $4,605,162
                                                                      ==========

ANALYSTS INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998
(Unaudited)

                                                                        FIXED
                                                       STOCK FUND    INCOME FUND
                                                       ----------    -----------

ASSETS

Investment securities, at value
 Unaffiliated Issuers                                  $ 6,374,617    $4,072,749
 Repurchase Agreements                                     688,000       434,000
                                                        ----------    ----------
                                                         7,062,617     4,506,749

Capital gain distribution receivable                          3053         1,232
Dividends and interest receivable                            9,707        46,151
Receivable for investment security sold                          0           142
Cash                                                        83,247        56,516
                                                                      ----------

Total Assets                                             7,158,624     4,610,790
                                                        ----------    ----------

LIABILITIES

Management fee payable                                      11,541         5,628
                                                        ----------    ----------

Total Liabilities                                           11,541         5,628
                                                        ----------    ----------

NET ASSETS                                             $ 7,147,083    $4,605,162
                                                       ===========    ==========

Net assets consist of:

Capital shares                                         $ 5,558,037    $4,393,940
Accumulated undistributed net investment income              (2610)       17,582
Accumulated net realized gains (losses)
  from securities transactions                              29,314
Net unrealized appreciation
  (depreciation) on investments                          1,562,342       213,623
                                                        ----------     ---------

NET ASSETS                                             $ 7,147,083    $4,605,162
                                                       ===========    ==========

Net asset value, offering price,
  and redemption price per share                       $     23.81    $    14.72
                                                       ===========    ==========
Fund shares outstanding                                    300,118       312,769
                                                       ===========    ==========

ANALYSTS INVESTMENT TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1998
(Unaudited)

                                                                        FIXED
                                                         STOCK FUND  INCOME FUND
                                                         ----------  -----------

INVESTMENT INCOME:

Dividends                                                   $ 68,138    $ 67,302
Interest                                                      13,309      86,628
                                                            --------    --------

Total Investment Income                                       81,447     153,930

EXPENSES:

Management Fee                                                67,559      32,191
                                                            --------    --------

NET INVESTMENT INCOME                                         13,888     121,739

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:

Net realized gains (losses) from security transactions        38,261      13,393
Net change in net unrealized appreciation (depreciation)
 on investments                                              (84,952)     77,199
                                                             --------   --------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS                                              (46,691)     90,592
                                                             --------   --------

NET INCREASE IN NET ASSETS FROM OPERATIONS                  $(32,803)   $212,331
                                                            ========    ========

ANALYSTS INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED 1/31/98
YEARS ENDED 7/31/97, 7/31/96 & 7/31/95
(UNAUDITED)

                                                                       STOCK FUND
                                                                       ----------
                                                    1/31/98         1997           1996           1995
                                                    -------         ----           ----           ----


FROM OPERATIONS:

Net investment income                           $    13,888    $    71,281    $    59,413    $    30,970
Net realized gains (losses) from
     securities transactions                    $    38,261    $    52,396    $    25,122    $    60,118
Net realized gains from covered call
     option transactions                        $         0    $         0    $         0    $     6,016
Net change in unrealized appreciation
     (depreciation) on investments             ($    84,952)   $ 1,331,388    $   108,455    $   216,927
                                                -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
     from operations                           ($    32,803)   $ 1,455,065    $   192,990    $   314,031

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                      $    17,818    $    78,102    $    53,510    $    34,771
From capital gains                              $    43,883    $    29,457    $    75,004    $         0
                                                -----------    -----------    -----------    -----------

Decrease in net assets from distributions
     to shareholders                            $    61,701    $   107,559    $   128,514    $    34,771

FROM FUND SHARE TRANSACTIONS:

Proceeds form shares sold                       $ 1,318,485    $ 2,550,587    $ 1,347,445    $   931,945
Net asset value of shares issued in reinvest-
     ment of distributions to shareholders      $    61,700    $   107,560    $   128,415    $    34,750
Payment for shares redeemed                    ($   527,090)  ($ 1,259,653)  ($   447,334)  ($   764,831)
                                                -----------    -----------    -----------    -----------

Net increase from fund share transactions       $   853,095    $ 1,398,494    $ 1,028,526    $   201,864
                                                -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS:                     $   758,591    $ 2,746,000    $ 1,093,002    $   481,124

NET ASSETS:
Beginning of period                             $ 6,388,492    $ 3,642,492    $ 2,549,490    $ 2,068,366
End of period                                   $ 7,147,083    $ 6,388,492    $ 3,642,492    $ 2,549,490

Accumulated undistributed net investment inc   ($     2,610)   $     1,320    $     8,141    $     2,239





                                                                    FIXED INCOME FUND
                                                                    -----------------
                                                  01/31/98          1997           1996            1995
                                                  --------          ----           ----            ----


FROM OPERATIONS:

Net investment income                           $   121,739    $   182,430    $   105,198    $    73,306
Net realized gains (losses) from
     securities transactions                    $    13,393    ($      752)   $         0    ($    9,397)
Net realized gains from covered call
     option transactions                        $         0    $         0    $         0    $         0
Net change in unrealized appreciation
     (depreciation) on investments              $    77,199    $   192,392    ($    1,075)   $    36,231
                                                -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
     from operations                            $   212,331    $   374,070    $   104,123    $   100,140

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                      $   121,927    $   177,516    $   100,346    $    72,527
From capital gains                              $         0    $         0    $    16,114    $         0
                                                -----------    -----------    -----------    -----------

Decrease in net assets from distributions
     to shareholders                            $   121,927    $   177,516    $   116,460    $    72,527

FROM FUND SHARE TRANSACTIONS:

Proceeds form shares sold                       $   722,781    $ 2,143,361    $ 1,041,702    $   738,491
Net asset value of shares issued in reinvest-
     ment of distributions to shareholders      $   112,639    $   159,244    $    86,046    $    63,505
Payment for shares redeemed                     ($  345,634)   ($  793,410)   ($  273,154)   ($  431,283)
                                                -----------    -----------    -----------    -----------

Net increase from fund share transactions       $   489,786    $ 1,509,195    $   854,594    $   370,713
                                                -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS:                     $   580,190    $ 1,705,749    $   842,257    $   398,326

NET ASSETS:
Beginning of period                             $ 4,024,972    $ 2,319,223    $ 1,476,966    $ 1,078,640
End of period                                   $ 4,605,162    $ 4,024,972    $ 2,319,223    $ 1,476,966

Accumulated undistributed net investment inc    $    17,582    $    17,771    $    12,857    $     8,004


                                                                 13

                           ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)  SIGNIFICANT ACCOUNTING POLICIES
     -------------------------------

Analysts Investment Trust (AIT) is registered under the Investment Advisor Act of 1940, as amended, as a no-load, diversified, open end management investment company. AIT was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (ASF) and the Analysts Fixed Income Fund (AFI) (The Funds). The following is a summary of the significant accounting policies of AIT:

SECURITIES VALUATION: Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (The Advisor) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Trust's Board of Trustees. Fixed income securities (including mortgage related and asset backed and receivable backed securities) may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Trust's Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Repurchase agreements are valued at cost which approximates market. It is the policy of the Funds that their custodian take possession of the underlying collateral securities. Collateral is marked to market daily to ensure that the market value of the underlying assets equals or exceeds the value of the seller's repurchase obligation. In the event of a bankruptcy or another default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses. The loss would equal the amount by which the carrying value of the repurchase agreement(s) exceeded the proceeds received in liquidation of the underlying collateral securities. To minimize the possibility of loss, the Funds enter into repurchase agreements only with institutions deemed to be creditworthy by the Advisor, including banks that serve as custodian for the Funds, banks having assets in excess of $1 billion of primary government securities dealers.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     -------------------------------

OPTIONS ACCOUNTING PRINCIPLES: When a put or call option is written, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written at which time an unrealized gain or loss is recognized. The current market value of a traded option contract is the last sale price or, in the absence of a last sale price, the mean between the last bid and ask price, or in the absence of either of these two prices, fair value as determined in good faith by the Board of Trustees. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received. When a put or call option is written, the Fund must maintain a margin account with its custodian or the broker with a maintenance margin determined on a daily basis as the value of the underlying security, commodity or currency fluctuates.

SHARE VALUATION: The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of shares outstanding.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS: Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

SECURITY TRANSACTIONS: Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires the Advisor to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     -------------------------------

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

(2)  INVESTMENT TRANSACTIONS
     -----------------------

Investment transactions are as follows for the six months ended January 31, 1998:

                                         ANALYSTS               ANALYSTS
                                        STOCK FUND         FIXED INCOME FUND
                                       -----------         -----------------

Purchase of investment securities       $ 527,306              $ ,196,248
Proceeds from sales and maturities
 of investment securities                  49,732                  71,957

The table above includes U.S. Government Securities purchased and sold by Analysts Fixed Income Fund amounting to $0 and $0, respectively. There were no purchases or sales of U.S. Government Securities by the Analysts Stock Fund during the year.

(3)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
     ------------------------------------------------


The President and Treasurer, and the Vice President and Secretary of the Trust are shareholders and employees of the Advisor, registered investment advisor to the Trust. In addition, each of these individuals are shareholders of the Funds. AIT's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, the Advisor pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and agreement to pay the above Fund expenses, each Fund pays the Advisor a fee computed and accrued daily and paid monthly. The fee for ASF is computed at an annual average rate of 2% of average daily net assets of ASF up to and including $20 million, 1.75% of such assets from $20 million up to and including $40 million, 1.5% of such assets from $40 million up to and including $100 million, and .75% of such assets above $100 million. The fee for AFI is computed at an annual rate of 1.5% of average daily net assets of AFI up to and including $20 million, 1.25% of such assets from $20 million up to and including $40 million, 1% of such assets from $40 million up to and including $100 million and .75% of such assets above $100 million.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(4) FUND SHARE TRANSACTIONS
    -----------------------

Proceeds and payments on shares of the Funds as shown in the Statement of Changes in Net Assets are the result of the following share transactions:

                                        ANALYSTS         ANALYSTS
                                       STOCK FUND    FIXED INCOME FUND
                                       ----------    -----------------
Shares sold                              55,720          49,940
Shares issued in reinvestment of
 distributions                            2,608           7,782
                                       ---------      ----------
Totals                                   58,328          57,722
Less shares redeemed                     22,372          23,817
                                       ---------      ----------
Net increase in shares outstanding       35,956          33,905
Shares at beginning of year             264,162         278,864
                                      ----------      ----------
Shares at end of year                   300,118         312,769
                                      ==========      ==========

(5) FINANCIAL INSTRUMENT DISCLOSURE
    -------------------------------

There are no reportable Financial instruments which have any off-balance sheet risk in either of the Funds as of January 31, 1998.

(6) SECURITY TRANSACTIONS
    ---------------------

For Federal income tax purposes, the cost of investments owned at January 31, 1997 was the same as identified cost. At January 31, 1998, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                     APPRECIATION            DEPRECIATION             NET
                     ------------            ------------             ---
Stock Fund           $ 1,928,747             $ (366,406)        $ 1,562,341
Fixed Income Fund       254,103                 (40,480)            213,623

ANALYSTS INVESTMENT TRUST
FOR A SHARE OUTSTANDING
FOR THE SIX MONTHS  ENDING  1/31/98,
FOR THE YEARS  ENDING  7/31/95,  7/31/96 & 7/31/97,
FOR THE PERIOD FROM 8/25/93 (INCEPTION) TO 7/31/94
(Unaudited)

                                                                             STOCK FUND
                                                                             ----------

                                                         01/31/98       07/31/97       07/31/96       07/31/95       07/31/94
                                                        ---------      ---------      ---------      ---------      ---------
Net asset value beginning of period                    $    24.18     $    18.28     $    17.87     $    15.79     $    14.46
Income from investment operations:
     Net investment income                                   0.05           0.32           0.34           0.24           0.19
     Net realized and unrealized gains on securities        (0.21)          6.06           0.81           2.11           1.24
                                                       ----------     ----------     ----------     ----------     ----------
Total from investment operations                            (0.16)          6.38           1.15           2.35           1.43

Less distributions:
     Dividends from net investment income                   (0.06)         (0.35)         (0.31)         (0.27)         (0.10)
     Capital gains distributions                            (0.15)         (0.13)         (0.43)
Total Distributions                                         (0.21)         (0.48)         (0.74)         (0.27)         (0.10)
                                                       ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                         $    23.81     $    24.18     $    18.28     $    17.87     $    15.79
                                                       ----------     ----------     ----------     ----------     ----------

Total return*                                              -0.96%          35.47%          6.84%         15.01%         10.70%
                                                       ----------     ----------     ----------     ----------     ----------

Ratios, supplemental data:
Net assets, end of period (thousands)                  $    7,147     $    6,388     $    3,642     $    2,549     $    2,068
Ratio of expenses to average net assets                      2.00%          2.00%          2.00%          2.00%          2.00%
Ratio of net investment income to average net assets         0.21%          1.54%          1.89%          1.45%          1.18%
Portfolio turnover rate                                      0.70%          5.11%          6.19%         32.02%          4.52%
Average commission paid                                $    0.092     $    0.064     $    0.086







                                                                                FIXED INCOME FUND
                                                                                -----------------

                                                         01/31/98      07/31/97     07/31/96      07/31/95       07/31/94
                                                        ---------     ---------    ---------     ---------       --------

Net asset value beginning of period                    $    14.43     $   13.62     $   13.57     $   13.38     $   14.74
Income from investment operations:
     Net investment income                                   0.41          0.79          0.78          0.80          0.77
     Net realized and unrealized gains on securities         0.29          0.78          0.01          0.18         (1.63)
                                                       ----------     ---------     ---------     ---------     ---------
Total from investment operations                             0.70          1.57          0.79          0.98         (0.86)

Less distributions:
     Dividends from net investment income                   (0.41)        (0.76)        (0.74)        (0.79)        (0.50)
     Capital gains distributions
Total Distributions                                         (0.41)        (0.76)        (0.74)        (0.79)        (0.50)
                                                       ----------     ---------     ---------     ---------     ---------

Net asset value, end of period                         $    14.72     $   14.43     $   13.62     $   13.57     $   13.38
                                                       ----------     ---------     ---------     ---------     ---------

Total return*                                                9.76%        12.05%         5.84%         7.61%       -6.20%
                                                       ----------     ---------     ---------     ---------     ---------

Ratios, supplemental data:
Net assets, end of period (thousands)                  $    4,605     $   4,025     $   2,319     $   1,477     $   1,079
Ratio of expenses to average net assets                      1.50%         1.50%         1.50%         1.50%         1.50%
Ratio of net investment income to average net assets         2.80%         5.63%         5.65%         6.03%         5.57%
Portfolio turnover rate                                      1.68%         0.97%        22.34%        18.01%        22.67%
Average commission paid                                $    0.050     $   0.055     $   0.082



*Annualized

See accompanying notes to financial statements

                             TRUSTEES AND OFFICERS


David Lee Manzler Jr                         President, Treasurer & Trustee

David L. Manzler Sr                          Vice President, Secretary & Trustee

Walter E. Bowles, III                        Trustee

Robert W. Buechner                           Trustee

David J. Orth                                Trustee

Anthony J. Schement                          Trustee

    ----------------------------------------------------------------------------

    INVESTMENT ADVISOR
    Equity Analysts Inc.
    9200 Montgomery Road
    Suite 13A
    Cincinnati, OH 45242


    CUSTODIAN
    Star Bank, N.A.
    425 Walnut Street
    Cincinnati, OH 45202


    AUDITORS
    Berge & Company
    20 West 9th Street
    Cincinnati, OH 45202

    ----------------------------------------------------------------------------

    Equity Analysts Inc.
    Registered Investment Advisors

    9200 Montgomery Road
    Suite 13A
    Cincinnati, OH 45242
    513-792-5400
    513-984-2411